UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004

[LOGO OF USAA]
    USAA(R)

                     USAA EMERGING
                            MARKETS Fund

                                 [GRAPHIC OF EMERGING MARKETS FUND]

                       Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
AUGUST 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES    SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               STOCKS (95.3%)

               BERMUDA (0.3%)
    326,000    Texwinca Holdings Ltd. (Textiles)                                                             $   280
                                                                                                             -------
               BRAZIL (9.9%)
      9,960    Banco Bradesco S.A. (Preferred) (Diversified Banks)                                               484
     15,500    Banco Itau S.A. ADR (Preferred) (Diversified Banks)                                               781
     10,800    Brasil Telecom Participacoes S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                                                         353
     13,800    Companhia Brasileira de Distribuicao Grupo Pao de Acucar
                 GDR (Preferred) (Hypermarkets & Super Centers)                                                  284
 39,162,200    Companhia Energetica de Minas Gerais (CEMIG) (Preferred)
                 (Electric Utilities)                                                                            720
 14,452,900    Companhia Paranaense de Energia-Copel (Electric Utilities)                                         39
100,877,700    Companhia Paranaense de Energia-Copel (Preferred) (Electric Utilities)                            344
     35,380    Companhia de Bebidas das Americas ADR (Preferred) (Brewers)                                       768
 14,000,000    Companhia de Saneamento Basico de Sao Paulo (SABESP) (Water Utilities)                            664
  7,443,300    Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                                        644
 10,205,600    Duratex S.A. (Preferred) (Building Products)                                                      362
     21,174    Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)
                 (Aerospace & Defense)                                                                           562
     63,026    Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                                             1,938
     24,279    Tele Celular Sul Participacoes S.A. ADR (Preferred) (Wireless
                 Telecommunication Services)                                                                     333
     20,300    Telecomunicacoes Brasileiras S.A. ADR (Preferred) (Integrated
                 Telecommunication Services)                                                                     582
 17,623,800    Telecomunicacoes FIA (Preferred) (Integrated Telecommunication Services)                          303
      8,000    Telemar Norte Leste S.A. (Integrated Telecommunication Services)*                                 146
128,300,000    Telemig Celular S.A. (Preferred) (Wireless Telecommunication Services)                            191
                                                                                                             -------
                                                                                                               9,498
                                                                                                             -------
               CHILE (0.4%)
     13,800    Banco Santander Chile S.A. ADR (Diversified Banks)                                                377
                                                                                                             -------
               CHINA (1.8%)
    858,000    China Telecom Corp. Ltd. "H" (Integrated Telecommunication Services)                              279
  1,806,000    Qingling Motors Co. Ltd. "H" (Automobile Manufacturers)                                           227
  2,507,100    Shandong International Power Development Co. Ltd. "H" (Electric Utilities)                        733
  2,463,400    Sinopec Yizheng Chemical Fibre Co. Ltd. "H" (Specialty Chemicals)                                 481
                                                                                                             -------
                                                                                                               1,720
                                                                                                             -------
               CROATIA (0.5%)
     34,900    Pliva d.d. GDR (Pharmaceuticals)                                                                  502
                                                                                                             -------
               CZECH REPUBLIC (0.1%)
      4,300    Cesky Telecom A.S. (Integrated Telecommunication Services)                                         54
                                                                                                             -------
               EGYPT (0.7%)
     80,500    Commercial International Bank S.A.E. GDR (Diversified Banks)                                      316
     34,200    Suez Cement Co. S.A.E. GDR (Construction Materials)                                               337
                                                                                                             -------
                                                                                                                 653
                                                                                                             -------
               HONG KONG (4.1%)
     55,000    Beijing Enterprises Holdings Ltd. (Packaged Foods & Meat)                                          70
    793,100    China Mobile Ltd. (Wireless Telecommunication Services)                                         2,318
    632,400    China Resources Enterprise Ltd. (Industrial Conglomerates)                                        842
    402,400    Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)                                      736
                                                                                                             -------
                                                                                                               3,966
                                                                                                             -------
               HUNGARY (2.1%)
      7,586    Gedeon Richter Rt. (Pharmaceuticals)                                                              815
      9,200    MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)                                            402
    205,300    Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)                                     835
                                                                                                             -------
                                                                                                               2,052
                                                                                                             -------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES    SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               INDIA (9.2%)
     52,200    Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)                                           $   825
     43,800    Gail India Ltd. GDR (Oil & Gas Refining & Marketing & Transportation)*                          1,041
     44,000    Hindalco Industries Ltd. GDR (Aluminum)                                                         1,129
     78,400    ICICI Bank Ltd. ADR (Diversified Banks)                                                           956
     38,400    ITC Ltd. GDR (Tobacco)                                                                            863
    175,650    Mahanagar Telephone Nigam Ltd. ADR (Integrated Telecommunication Services)                      1,152
     84,157    Reliance Industries Ltd. GDR (Diversified Chemicals)*                                           1,796
     13,600    Satyam Computer Services Ltd. ADR (IT Consulting & Other Services)(b)                             267
     36,900    State Bank of India Ltd. GDR (Diversified Banks)(b)                                               788
                                                                                                             -------
                                                                                                               8,817
                                                                                                             -------
               INDONESIA (2.4%)
    798,000    Astra Agro Lestari Tbk (Agricultural Products)                                                    215
  2,570,000    PT Bank Mandiri Tbk (Regional Banks)                                                              343
    284,000    PT Gudang Garam Tbk (Tobacco)                                                                     387
  7,956,000    PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                                             573
    320,300    PT Indonesian Satellite Corp. Tbk (Integrated Telecommunication Services)                         144
    808,400    PT Telekomunikasi Tbk "B" (Integrated Telecommunication Services)                                 659
                                                                                                             -------
                                                                                                               2,321
                                                                                                             -------
               ISRAEL (1.4%)
    196,600    Bank Hapoalim Ltd. (Diversified Banks)                                                            534
    130,100    Super-Sol Ltd. (Food Retail)                                                                      300
     17,700    Syneron Medical Ltd. (Health Care Equipment)*                                                     211
     13,700    Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*(b)                                         284
                                                                                                             -------
                                                                                                               1,329
                                                                                                             -------
               KOREA (17.5%)
        640    Cheil Communications Inc. (Advertising)                                                            84
     11,260    Cheil Jedang Corp. (Packaged Foods & Meat)                                                        578
      9,020    Hyundai Department Store Co. (Department Stores)                                                  270
     28,380    Hyundai Development Co. (Homebuilding)                                                            309
     17,670    Hyundai Motor Co. Ltd. (Automobile Manufacturers)                                                 765
     25,420    INI Steel Co. (Steel)                                                                             266
     55,000    Industrial Bank of Korea (Consumer Finance)                                                       360
     86,200    KT Corp. ADR (Integrated Telecommunication Services)                                            1,510
     72,753    Kangwon Land Inc. (Casinos & Gaming)                                                              798
     60,440    Kia Motors Corp. (Automobile Manufacturers)                                                       532
     38,920    Kookmin Bank (Diversified Banks)*                                                               1,251
      4,300    Kookmin Bank ADR (Diversified Banks)*                                                             137
    153,090    Korea Electric Power Corp. (Electric Utilities)                                                 2,695
      8,160    LG Electronics Investment Ltd. (Electrical Components & Equipment)                                393
     14,100    LG Household & Health Care Ltd. (Household Products)                                              354
      5,700    POSCO (Steel)                                                                                     822
      8,300    POSCO ADR (Steel)                                                                                 300
      4,300    SK Telecom Co. Ltd. (Wireless Telecommunication Services)                                         649
     16,100    SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)(b)                                  304
     45,650    Samsung Corp. (Trading Companies & Distributors)                                                  555
     35,870    Samsung Electro Mechanics Co. Ltd. (Communications Equipment)*                                    956
      3,812    Samsung Electronics Co. Ltd. (Semiconductors)                                                   1,504
     14,430    Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line Insurance)                                   864
      5,390    Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                                             557
                                                                                                             -------
                                                                                                              16,813
                                                                                                             -------
               MALAYSIA (4.0%)
    661,300    Gamuda Berhad (Construction & Engineering)                                                        896
    194,600    Genting Berhad (Casinos & Gaming)                                                                 814

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES    SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
    120,000    Kuala Lumpur Kepong Berhad (Agricultural Products)                                            $   205
     95,300    Malaysia International Shipping Corp. Berhad (Marine)                                             313
    143,400    Proton Holdings Berhad (Automobile Manufacturers)*                                                292
    114,400    Resorts World Berhad (Hotels, Resorts, & Cruise Lines)                                            267
    716,000    Sime Darby Berhad (Multi-Sector Holdings)                                                       1,046
                                                                                                             -------
                                                                                                               3,833
                                                                                                             -------
               MEXICO (7.0%)
        111    Cemex S.A. de C.V. ADR (Construction Materials)                                                     3
     90,001    Cemex S.A. de C.V. CPO (Construction Materials)                                                   511
     24,787    Coca Cola Femsa S.A. de C.V. ADR (Rights) (Soft Drinks)*                                            -
     68,900    Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)(b)                                               1,404
    567,100    Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)                              618
  1,364,833    Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)*                                             394
    310,700    Grupo Continental S.A. (Soft Drinks)                                                              477
    436,600    Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)                                  1,202
     64,900    Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated Telecommunication Services)                2,102
                                                                                                             -------
                                                                                                               6,711
                                                                                                             -------
               PHILIPPINES (0.6%)
    241,000    ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)                                           85
    495,240    Bank of the Philippine Islands (Diversified Banks)                                                366
    267,400    Manila Electric Co. "B" (Construction & Engineering)*                                             101
    274,000    SM Prime Holdings, Inc. (Real Estate Management & Development)                                     28
                                                                                                             -------
                                                                                                                 580
                                                                                                             -------
               POLAND (2.1%)
      3,400    Bank Przemyslowo-Handlowy PBK S.A. (Diversified Banks)                                            370
     72,100    KGHM Polska Miedz S.A. (Diversified Metals & Mining)*                                             592
     20,500    Polski Koncern Naftowy Orlen S.A. (Integrated Oil & Gas)                                          181
    170,557    Telekomunikacja Polska S.A. (Integrated Telecommunication Services)                               675
     55,600    Telekomunikacja Polska S.A. GDR (Integrated Telecommunication Services)                           216
                                                                                                             -------
                                                                                                               2,034
                                                                                                             -------
               RUSSIA (2.3%)
     14,600    LUKoil Holdings ADR (Integrated Oil & Gas)                                                      1,723
     25,400    YUKOS ADR (Integrated Oil & Gas)                                                                  426
                                                                                                             -------
                                                                                                               2,149
                                                                                                             -------
               SOUTH AFRICA (10.8%)
     29,700    ABSA Group Ltd. (Diversified Banks)                                                               247
     49,000    Alexander Forbes Ltd. (Other Diversified Financial Services)                                       80
    365,000    Aveng Ltd. (Building Products)                                                                    445
     11,160    BidBEE Ltd. (Industrial Conglomerates)*                                                            72
    112,602    Bidvest Group Ltd. (Industrial Conglomerates)                                                   1,017
    203,000    Illovo Sugar Ltd. (Packaged Foods & Meat)                                                         233
     42,000    Imperial Holdings Ltd. (Trucking)                                                                 486
  1,361,407    Metro Cash & Carry Ltd. (Food Distributors)*                                                      532
    520,093    Nampak Ltd. (Paper Packaging)                                                                   1,098
    248,536    Nedcor Ltd. (Diversified Banks)                                                                 2,096
     35,000    Network Healthcare Holdings Ltd. (Health Care Facilities)*                                         25
     77,600    SASOL Ltd. (Integrated Oil & Gas)                                                               1,333
    309,000    Sanlam Ltd. (Life & Health Insurance)                                                             418
     64,000    Sappi Ltd. (Paper Products)                                                                       906
    244,000    Shoprite Holdings Ltd. (Food Retail)                                                              349
    565,234    Steinhoff International Holdings Ltd. (Home Furnishings)                                          697
     51,000    Tongaat-Hulett Group Ltd. (Agricultural Products)                                                 351
                                                                                                             -------
                                                                                                              10,385
                                                                                                             -------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES    SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
               TAIWAN (11.7%)
    462,949    Accton Technology Corp. (Communications Equipment)*                                           $   216
    690,112    Asustek Computer, Inc. (Computer Storage & Peripherals)                                         1,549
    368,000    China Motor Corp. Ltd. (Automobile Manufacturers)                                                 430
     35,500    Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication Services)(b)                          606
  1,683,494    Compal Electronics, Inc. (Computer Hardware)                                                    1,598
     16,074    Compal Electronics, Inc. GDR (Computer Hardware)                                                   76
    444,560    Delta Electronics, Inc. (Electronic Equipment Manufacturers)                                      571
    323,264    Elan Microelectronics Corp. (Semiconductor Equipment)                                             230
    939,000    First Financial Holding Co. Ltd. (Diversified Banks)*                                             657
         38    Nan Ya Plastic Corp. (Diversified Chemicals)                                                        -
    430,000    Nien Hsing Textile Co. Ltd. (Textiles)                                                            371
    547,463    Quanta Computer, Inc. (Computer Hardware)                                                         936
  2,273,639    SinoPac Holdings Co. (Diversified Banks)                                                        1,145
    443,720    Taiwan Cellular Corp. (Wireless Telecommunication Services)                                       417
  3,254,065    United Microelectronics (Semiconductors)*                                                       2,222
    506,440    Yageo Corp. (Electrical Components & Equipment)*                                                  212
                                                                                                             -------
                                                                                                              11,236
                                                                                                             -------
               THAILAND (2.5%)
  2,944,100    Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)                                    269
    320,000    Delta Electronics Public Co. Ltd. (Electrical Components & Equipment)                             131
    397,500    Kasikornbank plc (Diversified Banks)*                                                             460
  2,483,000    Krung Thai Bank Public Co. Ltd. (Regional Banks)                                                  483
     26,900    PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)                 181
    578,000    Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                                          648
    194,600    Siam Makro Public Co. Ltd. (General Merchandise Stores)                                           224
                                                                                                             -------
                                                                                                               2,396
                                                                                                             -------
               TURKEY (0.7%)
 80,999,000    Tupras-Turkiye Petrol Rafinerileri A.S.
                 (Oil & Gas Refining & Marketing & Transportation)                                               626
                                                                                                             -------
               UNITED KINGDOM (3.2%)
     74,291    Anglo American plc (Precious Metals & Minerals)                                                 1,683
    695,100    Old Mutual plc (Multi-Line Insurance)                                                           1,330
                                                                                                             -------
                                                                                                               3,013
                                                                                                             -------
               Total stocks (cost: $85,159)                                                                   91,345
                                                                                                             -------
               MONEY MARKET INSTRUMENT (3.1%)

               MONEY MARKET FUND
  2,928,302    SSgA Prime Money Market Fund, 1.31%(c) (cost: $2,928)                                           2,928
                                                                                                             -------

  PRINCIPAL
     AMOUNT
      (000)
-----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (2.7%)(a)

               REPURCHASE AGREEMENT (0.5%)
       $500    Morgan Stanley & Co., Inc., 1.57%, acquired on 8/31/2004 and due 9/01/2004 at
                 $500 (collateralized by $520 of Fannie Mae Discount Notes(f),1.55%(e), due
                 10/06/2004; market value $519)(d)                                                               500
                                                                                                             -------

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                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES    SECURITY                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (2.2%)
  1,072,228    AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.46%(c)                               $ 1,072
  1,058,045    Merrill Lynch Premier Institutional Fund, 1.45%(c)                                              1,058
                                                                                                             -------
                                                                                                               2,130
                                                                                                             -------
               Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $2,630)                                                         2,630
                                                                                                             -------

               TOTAL INVESTMENTS (COST: $90,717)                                                             $96,903
                                                                                                             =======

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6

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           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

       USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the
       Fund).

       A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

          1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade.
             Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

          3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

          4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $10,208,000 and $4,022,000, respectively, resulting in net unrealized appreciation of $6,186,000.

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           (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2004 (UNAUDITED)

       C. The percentages shown represent the percentages of the investments to net assets, which were $95,861,000 at August 31, 2004, and, in total, may not equal 100%.

       D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

       E. CPO - Certificate of ordinary participation

       F. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

       G. PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

       (b) The security or a portion thereof was out on loan as of August 31, 2004. The fair market value of these securities was approximately $2,548,000.

       (c) Rate represents the money market fund annualized seven-day yield at August 31, 2004.

       (d) Repurchase agreements. The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

       (e) Zero-coupon security. Rate represents the effective yield at August 31, 2004.

       (f) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

       * Non-income-producing security for the 12 months preceding August 31, 2004.
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

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

48054-1004                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.